Annual Total Returns[BarChart] - Direxion Daily Junior Gold Miners Index Bull 2X Shares - Direxion Daily Junior Gold Miners Index Bull 2X Shares	2014	2015	2016	2017	2018	2019	2020
Total	(83.97%)	(74.35%)	78.28%	(19.66%)	(48.23%)	82.46%	(85.52%)